Income and Expenses Items (Tables)	12 Months Ended
Dec. 31, 2021
Text Block1 [Abstract]
Summary of Other Operating Income

7(a)Other operating income

	2021	2020	2019
	US$’000	US$’000	US$’000
Gain on disposal of property, plant, and equipment	318	239	88
Rental income	179	199	89
Reversal of allowance for other receivable	—	80	—
Reversal of allowance for trade receivables for related parties	—	11	—
Reversal of allowance for trade receivable	—	—	122
Other operating income – others	90	285	86
Total other operating income	587	814	385

Summary of Other Operating Expenses

7(b)Other operating expenses

	2021	2020	2019
	US$’000	US$’000	US$’000
Allowance for trade receivables	205	124	—
Allowance for trade receivables for related parties	15	—	—
Impairment of property, plant, and equipment	7	4	546
Allowance for foreseeable loss	—	—	193
Allowance for other receivable	—	—	30
Other operating expenses – others	—	1	1
Total other operating expenses	227	129	770

Summary of Finance Costs and Finance Income

7(c)Finance costs

	2021	2020	2019
	US$’000	US$’000	US$’000
Interest on debts and borrowings	1,027	536	754
Interest on leases liabilities	70	79	91
Total interest expenses	1,097	615	845
Banking charges	154	129	167
Total finance costs	1,251	744	1,012

7(d)Finance income

	2021	2020	2019
	US$’000	US$’000	US$’000
Interest income	123	320	506
Total finance income	123	320	506

Summary of Other Income and Other Expenses

7(e)Other income

	2021	2020	2019
	US$’000	US$’000	US$’000
Government grants	271	973	425
Net gain on financial instruments	259	3	146
Dividend income	106	108	109
Other income	35	89	37
Total other income	671	1,173	717

The government grants for year 2020 due to the COVID-19 epidemic is US $882K.

7(f)Other expenses

	2021	2020	2019
	US$’000	US$’000	US$’000
Others	1	1	3
Total other expenses	1	1	3

Summary of Depreciation, Amortization and Lease Expense Included in Consolidated Income Statements

7(g)Depreciation, amortization and lease expense included in the consolidated income statements

	2021	2020	2019
	US$’000	US$’000	US$’000
Included in cost of sales:
Depreciation – tangible assets	3,863	3,893	4,089
Depreciation – right of use assets	127	121	135
Amortization – intangible assets	21	19	10
Lease expenses	1	2	3
Included in selling expenses:
Depreciation – tangible assets	108	92	93
Depreciation – right of use assets	144	113	112
Amortization – intangible assets	—	1	1
Lease expenses	1	1	1
Included in general and administrative expenses:
Depreciation – tangible assets	619	590	552
Depreciation – right of use assets	390	387	260
Amortization – intangible assets	26	42	39
Depreciation – investment property	196	144	33
Lease expenses	4	14	170
	5,500	5,419	5,498

Summary of Employee Benefits Expenses

7(h)Employee benefits expenses

	2021	2020	2019
	US$’000	US$’000	US$’000
Included in cost of sales:
Wages and salaries	14,088	13,065	14,429
Labor and health insurance costs	77	71	126
Pension costs	828	736	994
Other employment benefits	843	702	816
Included in selling expenses:
Wages and salaries	4,191	3,557	3,495
Labor and health insurance costs	8	7	12
Pension costs	360	300	330
Other employment benefits	36	14	50
Included in general and administrative expenses:
Wages and salaries	8,435	8,861	8,117
Labor and health insurance costs	104	89	85
Pension costs	661	640	757
Director fees	587	1,065	640
Other employment benefits	222	186	286
Total employee benefits expenses	30,440	29,293	30,137